Commitment and Contingencies - Contingent Value Rights Liability (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Lease contingent value rights liability, current	$ 768	$ 281	$ 0
Lease contingent value rights liability, non-current	646	1,006	$ 0
Lease CVR
Other Commitments [Line Items]
Lease contingent value rights liability, current	436	281
Lease contingent value rights liability, non-current	717	1,006
Intellectual Property CVR, net
Other Commitments [Line Items]
Lease contingent value rights liability, current	0	0
Lease contingent value rights liability, non-current	(71)	0
Sales Tax CVR
Other Commitments [Line Items]
Lease contingent value rights liability, current	332	0
Lease contingent value rights liability, non-current	$ 0	$ 0